Mainland China Contribution Plan and Profit Appropriation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Total Contribution for employee benefits	$ 12,614,542	$ 8,298,074	$ 8,873,914
Required appropriations percentage of after-tax profit for the general reserve fund	10.00%
Ceiling of cumulative appropriation of registered capital	50.00%
Total appropriations	10,214,705	21,211,346	10,765,735
Restricted net asset from distribution to as a form of dividends, loans or advances	234,110,610
Income Loss From Discontinued Operations Net Of Tax
Defined Benefit Plan Disclosure [Line Items]
Total Contribution for employee benefits		$ 1,103,397	$ 2,681,155